Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Group's Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Advertising expense	239,937	272,228
Net operating loss carry-forward	117,595	178,378
Accrued expenses	26,196	22,293
Impairment on long-term investments and game copyright	14,117	15,617
Less: valuation allowance	(360,781)	(456,021)

Deferred tax assets, net	37,064	32,495

Deferred tax liabilities:
Intangible assets acquired	222,576	171,803

Deferred tax liabilities, net	222,576	171,803

Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax
Reconciliation between income tax expense computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision for income tax is as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net income before provision for income tax	3,439,535	3,867,919	2,898,534
PRC statutory tax rate	25%	25%	25%
Income tax expense at statutory tax rate	859,884	966,980	724,634
Permanent differences and Research and development super-deduction	20,135	24,406	(11,861)
Change in valuation allowance	98,862	39,427	95,240
Effect of income tax rate difference in other jurisdictions	156,136	257,449	123,778
Effect of tax holidays and preferential tax rates	(435,369)	(404,461)	(282,775)
Effect of the preferential tax rate adjustment of prior year’s EIT	—	—	(113,396)
Effect of PRC withholding tax	—	—	220,000

Provision for income tax	699,648	883,801	755,620

Increase in Income Tax Expenses and Net Income Per Share Amounts
If Beijing Momo IT, Chengdu Momo and Tantan Technology did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2018, 2019 and 2020, the increase in income tax expenses and resulting net income per share amounts would be as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Increase in income tax expenses	435,369	404,461	282,775
Net income per ordinary share attributable to Momo Inc. - basic	5.85	6.18	4.37
Net income per ordinary share attributable to Momo Inc. - diluted	5.59	5.86	4.20